Share Capital and Reserves (Details) - Schedule of company’s capital transactions - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Schedule of company’s capital transactions [Abstract]
Shares, Beginning Balance	13,010,176	13,008,006
Issued capital, Beginning Balance	$ 5,750,252	$ 5,745,369
Shares, Warrants exercised	159,736	2,170
Issued capital, Warrants exercised	$ 239,720	$ 4,883
Shares, Share issue costs
Issued capital, Share issue costs	$ (3,932,926)
Shares, Fair value of warrants exercised
Issued capital, Fair value of warrants exercised	$ 24,861
Shares, Ending Balance	17,601,075	13,010,176
Issued capital, Ending Balance	$ 37,925,083	$ 5,750,252
Shares, Shares issued on initial public offering	3,680,000
Issued capital, Shares issued on initial public offering	$ 34,988,520
Shares, Conversion of convertible debt	751,163
Issued capital, Conversion of convertible debt	$ 854,656